Revenue and expenses (Schedule of detailed information about employee benefits expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenue And Expenses [Line Items]
Current employee benefits	$ 169,663	$ 176,571
Profit-sharing plan expense	1,510	9,228
Share-based payments	2,714	(2,373)
Employee share purchase plan	1,645	1,533
Defined benefit plans	10,643	12,295
Defined contribution plans	1,635	1,511
Past service costs		383
Other post-retirement employee benefits	8,457	9,248
Termination benefits	628	1,206
Employee benefits expense	196,895	209,602
Restricted Share Unit [Member]
Revenue And Expenses [Line Items]
Share-based payments	1,557	(496)
Deferred Share Unit [Member]
Revenue And Expenses [Line Items]
Share-based payments	$ 1,157	$ (1,877)